Income Taxes (Details) - USD ($)	3 Months Ended							6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 24, 2024
Income tax expense	$ 0	$ 8,802	$ (1,678,388)					$ (1,678,388)		$ 17,989	$ (1,669,586)		$ (1,642,901)	$ 1,838,490
Effective income tax rate, percentage	0.12%	0.016%								(0.28%)	2.97%		2.77%	(97.44%)
Federal statutory income tax rate, percentage	21.00%									21.00%			21.00%	21.00%
Loss before benefit from (provision for) income taxes	$ (289,745)	$ (53,913,759)	$ (2,344,490)	$ 94,750	$ (411,007)	$ (681,686)	$ (717,572)	$ (2,249,740)	$ (1,399,258)	$ (6,844,479)	$ (56,163,499)	$ (1,810,265)	$ (59,344,916)	$ (1,886,964)
Operating loss carryforwards															$ 13,200,000
Percentage of threshold of cumulative ownership change													50
Ownership change, testing period													3 years
Section 382 limitation amount													$ 7,000,000
Amount of operating loss carryforward													2,976,000
UNITED STATES
Operating loss carryforwards													15,436,000	8,800,000
State and Local Jurisdiction [Member]
Operating loss carryforwards													17,860,000	$ 7,100,000
Tax Year 2017 [Member] | UNITED STATES
Operating loss carryforwards													$ 3,573,000
Percentage of allowable deduction of taxable income													100.00%
Tax Year 2018 [Member] | UNITED STATES
Operating loss carryforwards													$ 11,863,000
Percentage of allowable deduction of taxable income													80.00%